Note to Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	$ (103,679)	$ (71,286)	$ (22,963)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of finance costs	195	76	147
Depreciation and amortization	4,942	3,590	2,578
Gain from purchase of a subsidiary	(17)
Loss on retirement of property, plant and equipment	17	33	57
Provision for excess and obsolete inventories	316	37	(16)
Provision for doubtful accounts	(25)	(202)	242
Share-based compensation expense-share options	7,173	7,903	1,316
Share-based compensation expense - LTIP	4,419	2,227	3,423
Equity in earnings of equity investees, net of tax	(40,700)	(19,333)	(33,653)
Dividends received from SHPL and HBYS	28,135	35,218	55,586
Changes in right-of-use assets	224
Unrealized currency translation loss/(gain)	1,679	1,515	(399)
Changes in income tax balances	304	212	(756)
Changes in working capital
Accounts receivable-third parties	(1,209)	(1,564)	2,160
Accounts receivable-related parties	938	1,078	363
Other receivables, prepayments and deposits	(2,452)	(2,385)	(6,982)
Amounts due from related parties	(282)	27	220
Inventories	(4,215)	(557)	1,049
Long-term prepayment	253	292	123
Accounts payable	(1,664)	1,260	(11,173)
Other payables, accruals and advance receipts	26,019	16,286	5,194
Lease liabilities	(101)
Deferred revenue	(709)	(239)	(897)
Amounts due to related parties	(66)	(6,589)	(4,287)
Other	(407)	(446)	(275)
Total changes in working capital	16,105	7,163	(14,505)
Net cash used in operating activities	$ (80,912)	$ (32,847)	$ (8,943)